Debt (Tables)	3 Months Ended
Mar. 31, 2023
Debt
Schedule outstanding principal balances on each loan facility

	As of
In thousands of U.S. Dollars	March 31, 2023	December 31, 2022
Nordea/SEB Revolving Facility	—	22,500
ABN/CACIB Joint Bank Facility	101,571	104,927
ABN AMRO Revolving Facility	—	3,184
Total debt	101,571	130,611
Deferred finance fees	(1,692)	(1,815)
Net total debt	99,879	128,796
Current portion of long-term debt	13,426	13,429
Current portion of deferred finance fees	(210)	(502)
Total current portion of long-term debt	13,216	12,927
Non-current portion of long-term debt	86,663	115,869

Schedule of future minimum repayments under the loan facilities

As of
In thousands of U.S. Dollars	March 31, 2023
2023(1)	10,072
2024	13,429
2025	13,429
2026	13,429
2027	51,212
101,571
(1) Nine-month period ending December 31, 2023.